Management of Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Summary of Capital

	December 31, 2018	December 31, 2017
Equity	$254,224	$196,585
Equipment loans payable	4,535	-
Other financial liability	2,441	-
	261,200	196,585
Less: Cash and cash equivalents	(21,978)	(31,474)
Less: Short-term investments	-	(20,082)
	$239,222	$145,029